Aptus Drawdown Managed Equity ETF
Schedule of Investments
January 31, 2022 (Unaudited)
Shares	Security Description		Value
	COMMON STOCKS - 98.4%
	Basic Materials - 3.0%
5,670	Linde plc		$1,806,916
68,429	Mosaic Company		2,733,739
45,577	Newmont Corporation		2,787,945
10,477	Sherwin-Williams Company		3,001,765
			10,330,365
	Communications - 13.0%
5,279	Alphabet, Inc. - Class C (a)		14,327,048
3,946	Amazon.com, Inc. (a)		11,804,341
2,196	Booking Holdings, Inc. (a)		5,393,661
58,916	Comcast Corporation - Class A		2,945,211
24,020	Meta Platforms, Inc. - Class A (a)		7,524,505
6,547	Netflix, Inc. (a)		2,796,485
			44,791,251
	Consumer, Cyclical - 10.9%
1,197	AutoZone, Inc. (a)		2,377,661
22,654	Darden Restaurants, Inc.		3,168,615
82,194	Delta Air Lines, Inc. (a)		3,262,280
25,970	Dollar General Corporation		5,414,225
25,412	Hilton Worldwide Holdings, Inc. (a)		3,687,535
11,566	Home Depot, Inc.		4,244,491
754	NVR, Inc. (a)		4,016,724
8,020	Pool Corporation		3,819,525
2,506	Tesla, Inc. (a)		2,347,420
16,917	Toyota Motor Corporation - ADR		3,357,179
14,688	Walmart, Inc.		2,053,529
			37,749,184
	Consumer, Non-cyclical - 16.8%
41,961	Abbott Laboratories		5,348,349
58,454	Boston Scientific Corporation (a)		2,507,677
9,243	Charles River Laboratories International, Inc. (a)		3,047,972
8,099	Chemed Corporation		3,797,702
8,585	Cintas Corporation		3,361,285
10,458	Eli Lilly and Company		2,566,289
12,412	Intuitive Surgical, Inc. (a)		3,527,242
23,394	Johnson & Johnson		4,030,552
21,027	Merck & Company, Inc.		1,713,280
14,923	PayPal Holdings, Inc. (a)		2,565,861
26,144	PepsiCo, Inc.		4,536,507
20,481	Procter & Gamble Company		3,286,176
5,807	S&P Global, Inc.		2,411,183
8,156	Thermo Fisher Scientific, Inc.		4,741,083
13,769	UnitedHealth Group, Inc.		6,506,816
20,152	Zoetis, Inc.		4,026,168
			57,974,142
	Energy - 3.6%
19,550	Chevron Corporation		2,567,501
25,286	Diamondback Energy, Inc.		3,190,082
22,672	EOG Resources, Inc.		2,527,474
18,358	Pioneer Natural Resources Company		4,018,383
			12,303,440
	Financial - 17.0%
87,365	Bank of America Corporation		4,031,021
16,142	Berkshire Hathaway, Inc. - Class B (a)		5,052,769
27,116	Blackstone, Inc.		3,578,499
57,286	Charles Schwab Corporation		5,023,982
20,648	Chubb, Ltd.		4,073,437
13,124	Extra Space Storage, Inc.		2,601,046
17,497	First Republic Bank/CA		3,037,304
171,511	Host Hotels & Resorts, Inc. (a)		2,974,001
35,366	Intercontinental Exchange, Inc.		4,479,458
36,311	JPMorgan Chase & Company		5,395,815
9,880	Mastercard, Inc. - Class A		3,817,434
10,462	PNC Financial Services Group, Inc.		2,155,067
30,034	Progressive Corporation		3,263,494
17,849	Sun Communities, Inc.		3,372,747
25,905	Visa, Inc. - Class A		5,858,934
			58,715,008
	Industrial - 7.2%
64,708	Carrier Global Corporation		3,085,277
22,505	Caterpillar, Inc.		4,536,108
11,817	FedEx Corporation		2,905,328
12,599	Lockheed Martin Corporation		4,902,649
55,649	Otis Worldwide Corporation		4,754,094
20,682	Raytheon Technologies Corporation		1,865,309
10,673	Union Pacific Corporation		2,610,082
			24,658,847
	Technology - 25.5% (b)
11,698	Accenture plc - Class A		4,136,179
5,455	Adobe, Inc. (a)		2,914,606
140,775	Apple, Inc.		24,604,655
3,386	ASML Holding NV - NY		2,292,999
13,591	Entegris, Inc.		1,628,745
6,533	Fair Isaac Corporation (a)		3,233,770
29,771	Fidelity National Information Services, Inc.		3,570,138
6,841	Lam Research Corporation		4,035,643
68,062	Microsoft Corporation		21,165,921
20,695	NVIDIA Corporation		5,067,378
10,839	Roper Technologies, Inc.		4,738,377
16,862	salesforce.com, Inc. (a)		3,922,607
35,929	Taiwan Semiconductor Manufacturing Company, Ltd. - ADR		4,405,973
12,426	Take-Two Interactive Software, Inc. (a)		2,029,663
			87,746,654
	Utilities - 1.4%
61,289	NextEra Energy, Inc.		4,787,897
	TOTAL COMMON STOCKS (Cost $272,660,116)		339,056,788

Contracts		Notional Amount
	PURCHASED OPTIONS (c) - 1.9%
	Call Options - 0.7%
2,500	Invesco QQQ Trust Series 1, Expiration: 02/04/2022, Exercise Price: $390.00 (d)	$90,762,500	8,750
900	Invesco QQQ Trust Series 1, Expiration: 02/18/2022, Exercise Price: $370.00 (d)	32,674,500	440,100
140	S&P 500 Index, Expiration: 02/04/2022, Exercise Price: $4,500.00 (d)	63,217,700	640,500
245	S&P 500 Index, Expiration: 02/18/2022, Exercise Price: $4,550.00 (d)	110,630,975	1,331,575
			2,420,925
	Put Options - 1.2%
500	S&P 500 Index, Expiration: 02/11/2022, Exercise Price: $4,400.00 (d)	225,777,500	1,950,000
600	S&P 500 Index, Expiration: 02/18/2022, Exercise Price: $4,300.00 (d)	270,933,000	2,046,000
			3,996,000
	TOTAL PURCHASED OPTIONS (Cost $10,319,066)		6,416,925

	Total Investments (Cost $282,979,182) - 100.3%		345,473,713
	Liabilities in Excess of Other Assets - (0.3)%		(986,075)
	TOTAL NET ASSETS - 100.0%		$344,487,638

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt.
NY	New York Registry Shares.
(a)	Non-income producing security.
(b)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(c)	Exchange traded.
(d)	All or a portion of this security has been committed as collateral for open written option contracts.

Aptus Drawdown Managed Equity ETF
Schedule of Written Options
January 31, 2022 (Unaudited)
Contracts	Security Description	Notional Amount	Value
	Written Options (a) - (0.8)%
	Call Options - (0.2)%
(2,500)	Invesco QQQ Trust Series 1, Expiration: 02/04/2022, Exercise Price: $400.00	$(90,762,500)	$(3,750)
(900)	Invesco QQQ Trust Series 1, Expiration: 02/18/2022, Exercise Price: $385.00	(32,674,500)	(91,800)
(140)	S&P 500 Index, Expiration: 02/04/2022, Exercise Price: $4,550.00	(63,217,700)	(312,200)
(245)	S&P 500 Index, Expiration: 02/18/2022, Exercise Price: $4,650.00	(186,654,700)	(477,750)
			(885,500)

	Put Options - (0.6)%
(500)	S&P 500 Index, Expiration: 02/11/2022, Exercise Price: $4,350.00	(225,777,500)	(1,452,500)
(600)	S&P 500 Index, Expiration: 02/18/2022, Exercise Price: $4,000.00	(270,933,000)	(540,000)
			(1,992,500)
	TOTAL WRITTEN OPTIONS (Premiums Received $2,693,134)		$(2,878,000)

(a)	Exchange traded.

Summary of Fair Value Disclosure at January 31, 2022 (Unaudited)

The Fund utilizes various methods to measure fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in marketplace, liquidity of markets, and other characteristics particular to security.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2022:

Aptus Drawdown Managed Equity ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$339,056,788	$-	$-	$339,056,788
Purchased Options	-	6,416,925	-	6,416,925
Total Investments in Securities	$339,056,788	$6,416,925	$-	$345,473,713

Liabilities^	Level 1	Level 2	Level 3	Total
Written Options	$-	$2,878,000	$-	$2,878,000
Total Written Options	$-	$2,878,000	$-	$2,878,000

^ See Schedule of Investments and Schedule of Written Options for further disaggregation of investment categories.
For the period ended January 31, 2022, the Fund did not recognize any transfers to or from Level 3.